Financial instruments by category (Details 4) - Theoretical Price [Member] - Level 2 And 3 [Member]	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Description	Derivative financial instruments Swaps
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Range	0